Investments (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Schedule of joint venture

December 31, 2022
Current assets	28,036
Non-Current Assets	461
Total Assets	28,497
Current Liabilities	9,327
Non-Current Liabilities	3,931
Total Liabilities and Shareholders' Equity	13,258
Total identifiable net assets	15,239
50% share	7,620

December 31, 2022

Net operating revenue	20,181
Cost of services provided	(1,689)
Gross profit	18,492
General, administrative and sales	(8,931)
Operating profit before financial result	9,561
Financial result	195
Financial income	195
Current taxes	(2,498)
Net profit	7,258
50% share	3,628

Schedule of interest acquired

Base date	Target Company	Interest acquired (%)
Jan 2021	JM Serviços Integrados Ltda	70
Jan 2021	Lacerda e Lacerda Serv TR Emerg Amb Ltda	70
Jan 2021	MDTEC Engenharia e Serviços Ltda	100
Feb 2021	Enviroclear Site Services Limited	100
Feb 2021	Orion Environmental Services Ltda	100
Jun 2021	EMS Environmental, Inc	100
July 2021	ControlPar Participações S.A.	70
July 2021	Swat Consulting Inc.	100
July 2021	Professional Emergency Resource Services	100
July 2021	SABI Tech S.A.S - Suatrans Chile	100
Aug 2021	Fênix Emergências Ambientais Ltda	100
Aug 2021	APW Ambiental e Transporte Ltda.	100
Sep 2021	Emerge Hydrovac Inc,	100
Sep 2021	Lynx Creek Industrial & Hydrovac Ltd,	100
Sep 2021	Lehane Environmental & Industrial Services Ltd	100
Jan 2022	Dracares Apoio Marítimo e Portuário Ltda.	51
Jan 2022	Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	51
Jan 2022	RG Consultoria Técnica Ambiental S.A.	51
Feb 2022	First Response Inc	100
Jun 2022	Bioenv Análises e Monitoramento Ambiental Ltda	51
Jun 2022	Ambipar Response Analytical S/A.	51
July 2022	Ambipar Response Fauna e Flora Ltda.	100
July 2022	Graham Utility Hydrovac Services	100
July 2022	Ambipar Response Tank Cleaning S/A	51
Aug 2022	Ridgeline Canada Inc.	100
Nov 2022	Witt O´Briens LLC	100

Schedule of assets and liabilities acquired at fair value

	First Response	Dracares	Flyone	RG	Analitycal	CTA	Graham	C-Tank	Ridgeline	Witt O’Briens (d)	Total
Assets and liabilities acquired at fair value (a)
Current assets
Cash and cash equivalentes	—	985	3,125	2,843	889	387	2,172	8,866	—	11,139	30,406
Trade and other receivables	13,223	4,249	2,109	907	824	279	2,048	7,262	51,455	480,964	563,320
Inventories	628	2,012	—	—	—	—	—	722	313	—	3,675
Related parties loans	—	—	—	—	—	—	—	—	—	—	—
Other Assets	382	10,079	16,854	243	42	42	—	5,539	25,305	3,531	62,017
Non-Current assets
Deferred taxes	—	—	—	—	—	—	—	—	—	—	—
Other Assets	—	3,642	4,190	—	1,000	1,753	3,709	25	361	840	15,520

Permanent
Investments	—	—	—	—	—	—	—	—	—	6,583	6,583
Property, Plant and Equipment	4,275	20,366	36,657	689	149	3,534	414	6,313	3,534	18,844	94,775
Intangible assets	—	—	4	—	—	—	—	47	15,322	183,620	198,993
Separately Identified Intangibles	—	—	6,385	—	—	—	6,514	—	23,822	356,083	392,804
Intangibles - workforce	—	—	—	—	—	—	—	—	—	24,001	24,001
Added Value of Fixed Assets	—	—	16,865	1,351	—	—	116	—	—	—	18,332

Current liabilities
Trade and other payables	(1,257)	(1,243)	(6,306)	(14)	(19)	(476)	(19)	(1,210)	(29,202)	(78,199)	(117,945)
Loans and Financing	—	(1,787)	(6,716)	(224)	(81)	—	(74)	(397)	—	—	(9,279)
Employee benefits	—	(862)	(123)	(79)	(81)	(270)	413	(1,604)	(127)	(63,183)	(65,916)
Current income tax payable	(216)	(1,429)	(7,073)	(60)	(169)	(592)	(392)	(2,264)	—	(1,379)	(13,574)
Related parties loans	—	—	—	—	—	—	—	—	—	—	—
Other liabilities	(1,502)	(10,351)	(1,466)	(2,071)	(144)	(355)	(4,818)	(4)	(1,711)	(9,013)	(31,435)

Non-current liabilities				—				—
Loans and Financing	—	(2,439)	(7,724)	—	—	(78)	(330)	(836)	(11,353)	—	(22,760)
Other liabilities	—	(61)	(3,841)	—	—	(29)	227	(351)	(2,247)	(7,167)	(13,469)
(-)Deferred taxes on Added Value	—	—	(7,905)	(459)	—	—	(2,254)	—	(8,099)	(129,229)	(147,946)
Attributable to the non-controlling Shareholders of the Group	—	(3,999)	—	—	—	—	—	—	—	—	(3,999)
Total identifiable net assets at fair value	15,533	19,162	45,035	3,126	2,410	4,195	7,726	22,108	67,373	797,435	984,103

Attributable to the Controlling Shareholders of the Group	15,533	9,773	22,968	1,594	1,229	4,195	7,726	11,275	67,373	797,435	939,101
Attributable to the non-controlling Shareholders of the Group	—	9,389	22,067	1,532	1,181	—	—	10,833	—	—	45,002

Total amount of the consideration transferred	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,450	1,450,755
(-) Cash acquired	—	(985)	(3,125)	(2,843)	(889)	(387)	(2,172)	(8,866)	—	(11,139)	(30,406)
(-) Assumed amount of the obligation to pay	(40,907)	—	(25,000)	(10,000)	(803)	(14,620)	(10,387)	(17,850)	(52,915)	(157,827)	(330,309)
Cash paid, net of cash received (b) (c)	28,316	85,699	21,875	7,062	914	9,559	17,109	8,613	81,408	829,484	1,090,040

Primary	—				1,000						1,000
Secondary	69,223	86,684	50,000	19,905	1,606	24,566	29,668	35,329	134,323	998,450	1,449,755
Total amount of the consideration transferred	69,223	86,684	50,000	19,905	2,606	24,566	29,668	35,329	134,323	998,450	1,450,755

	First Response		Dracares		Flyone		RG		Analitycal		CTA		Graham		C-Tank		Ridgeline		Witt O’Briens (d)	Total
Determining goodwill from expected future profitability (a)
Total amount of the consideration transferred, Net		69,223		86,684		50,000		19,905		2,606		24,566		29,668		35,329		134,323	998,450	1,450,755
Added Value		—		(3,480)		—		—		—		—		—		—		—	—	(3,480)
Total Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group		(15,533)		(9,773)		(22,968)		(1,594)		(1,229)		(4,195)		(7,726)		(11,275)		(67,373)	(797,435)	(939,101)
Goodwill paid resulting from expected future profitability		53,690		73,431		27,032		18,311		1,377		20,371		21,942		24,054		66,950	201,015	508,174

Date of acquisition		01/02/2022		16/02/2022		18/03/2022		18/03/2022		28/06/2022		06/07/2022		11/07/2022		26/07/2022		02/08/2022	24/10/2022
		02/2022		01/2022		01/2022		01/2022		06/2022		07/2022		07/2022		07/2022		08/2022	10/2022
Company that acquired control		Ambipar Holding Canadá		Emergência Participações S.A.		Emergência Participações S.A.		Emergência Participações S.A.		Ambipar Response Espírito Santo S.A.		Ambipar Response Espírito Santo S.A.		Ambipar Holding Canadá		Emergência Participações S.A.		Ambipar Holding Canadá	Ambipar Holding USA, INC
Aquisition Value	CAD $	16,625	R$	86,684	R$	50,000	R$	19,905	R$	2,606	R$	24,366	CAD $	7,200	R$	35,000	CAD $	33,000	$184,673
Percentage acquired		100%		51%		51%		51%		51%		100%		100%		51%		100%	100%
(a)	On the acquisition date, even though the Company evaluates the base date of the initial balance sheet of the acquired companies for purposes of determining the allocation of the purchase price and goodwill (discount). These acquisitions have provisional reports. The value of goodwill based on expected future profitability calculated for these acquisitions on December 31, 2022 was in the amount of R$ 508,174, which differ from the reported Goodwill additions in Note 9 of R$ 516,088, which consider goodwill with a functional currency in another jurisdiction, with exchange variation restated at the closing rate.
(b)	The acquisitions with control of the investees were carried out in early January 2022 (1Q2022) and in June 2022 (2Q2022), through a binding agreement with the transfer of control of the investees, while negotiating contractual clauses and the complete transfer of resources resulting from the defined payment installments.
(c)	In 2022, the Group spent BRL 1,090,040, on company acquisitions, as mentioned in the cash flow statement, on investment activities, from business combinations.
(d)	The Company has joint control of O'Brien's do Brasil Consultoria em Emergências e Meio Ambiente S.A., with a 50% voting interest, and, pursuant to contractual agreements, unanimous consent is required between all parties to the agreement for all relevant activities. The joint agreement is structured as a limited liability company and entitles the Company and the parties to the agreement to the net assets of the limited liability company. For this reason, this arrangement is classified as a joint venture.

December 31, 2021:

		Orion	EMS
	Enviroclear	(Canadá)	Environmental	SABI	SWAT	Controlpar	PERS	Lynx	Emerge	Lehane	Others (c)	Total
Assets and liabilities acquired at fair value (a)
Current assets
Cash and cash equivalentes	1,718	(2,548)	736	72	12,546	6,459	2,033	552	2,206	6,798	3,401	33,973
Trade and other receivables	22,409	11,165	3,916	4,489	1,674	8,338	471	6,230	8,746	6,252	2,055	75,745
Inventories	190	—	—	503	—	236	38	—	—	—	—	967
Related parties loans	—	—	—	—	—	8,933	—	—	—	—	246	9,179
Other assets	983	2,498	63	19	454	9,584	7	—	24	1,927	1,223	16,782

Non-Current assets
Deferred taxes	—	1,133	—	10	—	—	—	—	—	728	—	1,871
Other assets	—	—	48	1,103	4	1,143	—	—	—	—	—	2,298

Investiments	—	—	—	—	—	4,055	—	—	—	—	—	4,055
Property, Plant and Equipment	32,518	39,685	1,041	2,322	3,060	5,787	199	6,024	14,077	24,137	5,933	134,783
Intangible assets	1,572	—	—	3,611	—	1,195	—	—	—	—	—	6,378
Current liabilities
Trade and other payables	(9,269)	(7,377)	(624)	(1,108)	(586)	(2,719)	(5)	(2,533)	(3,300)	(2,070)	(874)	(30,465)
Loans and Financing	(11,857)	(27,550)	—	(2,095)	—	(3,396)	—	(77)	(21)	—	(1,119)	(46,115)
Employee benefits	(1,533)	(524)	—	(856)	—	(3,354)	(360)	(143)	—	—	(257)	(7,027)
Current income tax payable	(3,987)	(2,839)	—	(695)	22	(3,016)	(4)	(865)	(94)	(953)	(4,102)	(16,533)
Related parties loans	—	—	—		—	(122)	—	—	—	—	(239)	(361)
Other liabilities	(10,949)	(1,107)	1	(375)	(36,242)	(2,145)	(124)	(36)	—	(380)	(1,516)	(53,473)

Non-current liabilities
Loans and Financing	(4,699)	(6,906)	—	(3,083)	—	(2,210)	—	(1,849)	(1,860)	—	—	(20,607)
Trade and other payables	(13,230)	(3,492)	—	(945)	(1,644)	(216)	—	(1,809)	(10,581)	—	—	(31,917)
Total identifiable net assets (liabilities) at fair value	3,866	1,538	5,181	2,972	(20,712)	28,552	2,255	5,494	9,197	36,439	4,751	79,533

Net amount of assets acquired and liabilities assumed at fair value:
Attributable to the Controlling Shareholders of the Group	3,866	1,538	5,181	2,972	(20,712)	19,986	2,255	5,494	9,197	36,439	4,301	70,517
Attributable to the non-controlling Shareholders of the Group	—	—	—	—	—	8,566	—	—	—	—	450	9,016

Total amount of the consideration transferred	36,534	72,390	15,006	13,363	23,201	61,946	27,144	18,922	28,300	51,923	43,624	392,353
(-) Cash acquired	(1,718)	2,548	(736)	(72)	(12,546)	(6,459)	(2,033)	(552)	(2,206)	(6,798)	(3,401)	(33,973)
(-) Assumed amount of the obligation to pay	(22,059)	(55,297)	(11,255)	—	(13,598)	(31,946)	(13,572)	(9,461)	(14,150)	(15,588)	(28,745)	(215,671)
Cash paid, net of cash received (b)	12,757	19,641	3,015	13,291	(2,943)	23,541	11,539	8,909	11,944	29,537	11,478	142,709

			Orion		EMS
	Enviroclear	(Canadá)		Environmental		SABI		SWAT		Controlpar		PERS		Lynx		Emerge		Lehane	Others (c)		Total
Determining goodwill from expected future profitability (a)
Total amount of the consideration transferred, Net	36,534		72,390		15,006		13,363		23,201		61,946		27,144		18,922		28,300	51,923		43,624	392,353
Net amount of the identifiable net assets acquired and the liabilities assumed attributable to the Controlling Shareholders of the Group	(3,866)		(1,538)		(5,181)		(2,972)		20,712		(19,986)		(2,255)		(5,494)		(9,197)	(36,439)		(4,301)	(70,517)
Goodwill paid resulting from expected future profitability	32,668		70,852		9,825		10,391		43,913		41,960		24,889		13,428		19,103	15,484		39,323	321,836

Date of acquisition	04/02/2021		11/02/2021		25/06/2021		04/07/2021		06/07/2021		29/07/2021		30/07/2021		01/09/2021		08/09/2021	20/09/2021		(c)
	02/2021		02/2021		06/2021		07/2021		07/2021		07/2021		07/2021		09/2021		09/2021	09/2021		(c)
Company that acquired control	Ambipar Holdings UK		Ambipar Holding Canadá		Ambipar Holding USA, Inc.		Suatrans Chile S.A.		Ambipar Holding USA, Inc.		Emergência Participações S.A.		Ambipar Holding USA, Inc.		Ambipar Holding Canadá Inc.		Ambipar Holding Canadá Inc.	Ambipar Holdings UK Limited.		Emergência Participações S.A.
Aquisition Value	£4.649	CAD	15.971	U$	3.000	CLP	1.949.895	U$	4.530	R$	61.946	U$	5.300	CAD	4.407	CAD	6.592	€8.244	R$	43.624
Percentage acquired	100%		100%		100%		100%		100%		70%		100%		100%		100%	100%		Controle
(a)	On the acquisition date, although the Group assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have a final report. The goodwill for expected future profitability in 2021 was R$ 321,836 (R$ 178,590 in 2020 and R$ 16,658 on January 1st, 2020).
(b)	In 2021, the Group spent BRL 286,134 on company acquisitions, as mentioned in the cash flow statement, on investment activities, from business combinations.
(c)	The information under “Others” corresponds to the following acquisitions: JM Serviços (at 12/31/2021), Lacerda & Lacerda (at 12/31/2020), MDTec Engenharia (at 01/11/2021), Fenix Emergency (at 08/06/2021) and APW Ambiental (at 08/26/2021).

Schedule of acquired companies contributed with the net revenue and profit to the Group's results

	Consolidated
	December 31, 2022		December 31, 2021		December 31, 2020
	Net	Profit for	Net	Profit for	Net	Profit for
	Revenue	the year	Revenue	the year	Revenue	the year
First Response Inc	106,978	38,159	—	—	—	—
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	55,900	2,750	—	—	—	—
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda	61,430	10,479	—	—	—	—
RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda	9,314	1,596	—	—	—	—
Ambipar Response Analytical S/A.	3,021	693	—	—	—	—
Ambipar Response Fauna e Flora Ltda.	25,080	(5,775)	—	—	—	—
Graham Utility Hydrovac Services	4,209	211	—	—	—	—
Ambipar Response Tank Cleaning S/A	60,484	43,059	—	—	—	—
Ridgeline Canada Inc.	45,468	6,647	—	—	—	—
Witt O´Briens LLC	168,462	18,342	—	—	—	—
JM Serviços Integrados Ltda	—	—	5,813	(3,345)	—	—
Lacerda e Lacerda Serv TR Emerg Amb Ltda	—	—	11,697	6,131	—	—
MDTEC Engenharia e Serviços Ltda	—	—	4,001	512	—	—
Enviroclear Site Services Limited	—	—	41,686	2,238	—	—
Orion Environmental Services Ltd.	—	—	39,074	22,721	—	—
One Stop Environmental, LLC	—	—	—	—	33,398	25,482
IntraCoastal Invironmental, LLC	—	—	—	—	25,482	8,716
	540,345	116,161	102,271	28,257	58,880	34,198

Schedule of management estimation on the combined revenue and profit for the year

	Consolidated
	December 31, 2022	December 31, 2021	December 31, 2020
Net Revenue	1,386,169	160,490	87,530
Profit for the year	243,894	28,298	17,523

Schedule of shareholders' equity of the acquired companies, attributed to non-controlling companies

	December 31, 2022
	Valor	%
Dracares	9,389	49
Flyone	22,067	49
RG Consultoria	1,532	49
Bioenv	1,181	49
C-Tank	10,833	49
Total	45,002

Schedule of payment schedule for obligations due to investment acquisition

Year of maturity	Consolidated
2023	129,198
2024	88,278
2025	5,950
223,426
Current	129,198
Non-current	94,228

Schedule of movement of joint venture

					Exchange
	Equity on	Transferred	Other	Fiscal Year	variation of	Equity on
	December 31, 2021	consideration	Transactions	Result	investments abroad	December 31, 2022	Joint venture

Joint venture:
O'Brien's do Brasil (a)	—	6,583	(2,342)	3,628	(249)	7,620	7,620
(a)	See the joint venture (joint venture) as described in Note 7;